Business combinations	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
Business combinations

3.	Business combinations
For the years ended March 31, 2019 and 2020, the Company has completed the below business combinations. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition.

(a)	Nanjing Cuida Biotechnology Co. Ltd. (Cuida)
Cuida is a company incorporated in Nanjing, the PRC and engages in selling veterinary drugs to offline pet stores and pet hospitals. On December 18, 2018, the Company acquired 70% equity interest of Cuida with total cash consideration of RMB6 million. The results of Cuida have been included in the consolidated financial statements of the Company since the acquisition date of December 18, 2018. As of March 31, 2019, the total unpaid cash consideration was RMB5.1 million, which was subsequently paid in March 2020. On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows. Fair value of the noncontrolling interests was estimated based on the equity value of Cuida derived by the discounted cash flow method after further considering a discount for lack of control:

As of December 18, 2018
RMB
Cash and cash equivalents	36
Accounts receivable, net	15
Inventory	783
Prepayments and other current assets	5,693
Amortizable intangible assets
License	1,773

Total assets	8,300

Salary and welfare payable	(4)
Accrued liabilities and other current liabilities	(246)
Deferred tax liabilities	(443)

Total liabilities	(693)

Net assets acquired	7,607

Goodwill	494
Non-controlling interests	(2,101)

Total	6,000

As of December 18, 2018
RMB
Total purchase price is comprised of:
- cash consideration	6,000

The identifiable intangible asset is veterinary drugs license, which is amortized on a straight-line basis over 4.5 years.
The acquired business contributed revenues of RMB1 million and losses of RMB0.08 million to the Company for the period from December 18, 2018 to March 31, 2019. The pro forma operating results for the Company, assuming the acquisition of Cuida occurred on April 1, 2017, represents the pro forma impact from April 1, 2017 to December 17, 2018.

Year Ended March 31, 2019
RMB
Net revenues	804,175
Net loss	(231,712)

(b)	Xingmu Holding Limited (“Xingmu”, together with its subsidiaries and VIE, (“Xingmu Group”))
In August 2018, the Company acquired 14.5% equity interest of Nanjing Xingmu Biotechnology Co., Ltd. (“Nanjing Xingmu”), an offline veterinary drugs trading company incorporated in the PRC. The total purchase consideration was RMB10 million. According to the investment agreement, the Company was entitled to appoint a director to Nanjing Xingmu (out of total three board seats). The Company accounted this investment using equity method. In November 2019, Nanjing Xingmu’s then shareholders set up an overseas investment holding structure by establishing overseas holding companies and a PRC wholly owned subsidiary and entering into a series of contractual arrangements, through which Nanjing Xingmu became a consolidated VIE of Xingmu, an investment holding company incorporated in Cayman Islands (the “Reorganization”). In connection with the Reorganization, the Company acquired 51% equity interest of Xingmu by issuing 461,513 Series E convertible redeemable preferred shares of the Company and surrendering the Company’s previously held 14.5% equity interest in Nanjing Xingmu. After the transaction, the Company obtained control of Xingmu Group which consolidates Nanjing Xingmu. The Company accounted for this transaction as a step acquisition with the total purchase consideration of RMB44.1 million, which included the fair value of RMB33.4 million of the Company’s Series E convertible redeemable preferred shares issued, and the fair value of the previously held 14.5% equity interest of Nanjing Xingmu in an amount of RMB10.6 million. A gain of RMB0.5 million in relation to the revaluation of the previously held equity interests was recorded in other gains (losses), net in the consolidated statement of comprehensive loss for the year ended March 31, 2020. The fair value of the previously held equity interests was estimated based on the equity value of Nanjing Xingmu derived by the discounted cash flow method after further considering a discount for lack of control.
On the acquisition date of November 1, 2019, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows. Fair value of the noncontrolling interests was estimated based on the equity value of Xingmu Group derived by the discounted cash flow method after further considering a discount for lack of control:

As of November 1, 2019
RMB
Cash and cash equivalents	1,783
Accounts receivable, net	3,273
Inventory	9,445
Prepayments and other current assets	6,092
Property and equipment, net	91
Long-term investments	2,502
Amortizable intangible assets
License	1,756
Dealership	31,717

Total assets	56,659

Short-term borrowings	(2,200)
Accounts payable	(1,561)
Salary and welfare payable	(159)
Accrued liabilities and other current liabilities	(3,970)
Deferred tax liabilities	(8,368)

Total liabilities	(16,258)

Net assets acquired	40,401

Goodwill	39,690
Non-controlling interests	(36,023)

Total	44,068

As of November 1, 2019
RMB
Total purchase price is comprised of:
- fair value of 14.5% previously held equity interests	10,628
- fair value of the Company’s Series E convertible redeemable preferred shares to achieve control	33,440

Fair value of total consideration	44,068

The intangible assets primarily consist of veterinary drugs license and dealership, which are amortized on a straight-line basis over 4.5 years and 10 years, respectively.
The acquired business contributed revenues of RMB30.9 million and earnings of RMB2.0 million to the Company for the period from November 1, 2019 to March 31, 2020. The pro forma operating results for the Company, assuming the acquisition of Xingmu occurred on April 1, 2018 is as follows:

	Year Ended March 31, 2019	Year Ended March 31, 2020
	RMB	RMB
Net revenues	850,932	802,249
Net loss	(230,451)	(176,070)